Business combinations (Tables)	6 Months Ended
Sep. 30, 2021
Business combinations [Abstract]
Disclosure of detailed information about business combination
Fair value of net assets acquired and cash consideration paid in respect of acquisition of businesses in the six months ended September 30, 2021 were as follows:

(EUR thousand)

Net assets acquired and consideration paid	Yocuda
Software	1,236
Trade and other receivables	323
Cash	510
Trade and other payables	(235)
Income tax payable	(29)
Provisions	(9)
Deferred tax liabilities	(309)
Deferred income	(11)
Fair value of assets and liabilities	1,476
Goodwill arising on acquisition	7,829
Fair value of previously held equity interest	(968)
Consideration payable	8,337
Satisfied by:
Cash consideration paid	(3,502)
Put option	(4,835)
Total consideration	(8,337)

Cash consideration paid	(3,502)
Cash acquired	510
Total net cash outflow	(2,992)